INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets
	September 30,	December 31,
	2013	2012

Patents	$3,563,541	$3,553,651
Accumulated Amortization	(401,768)	(135,030)
Intangible Assets, Net	$3,161,773	$3,418,621

	December 31,	December 31,
	2012	2011

Patents	$—	$157,865
Domains	—	440
Accumulated Amortization	—	(10,397)
Intangible Assets, Net	$—	$147,908